Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Line Items]
Deferred income tax (benefit)/expense	$ (9)	$ (2)	$ 11
Total tax expense (income)	(6)	3	16
Lump sum in lieu of Macao complementary tax on dividends [Member]
Disclosure of income tax [Line Items]
Current income tax	2	5	5
Other overseas taxes [Member]
Disclosure of income tax [Line Items]
Current income tax	$ 1	$ 0	$ 0